Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs ($)(1)	Total Stockholder Return ($)(2)	Peer Group Total Stockholder Return ($)(3)	Net Income ($) (in thousands)	Company Selected Measure

Year 1 (Fiscal 2022)	1	1	8,823,880	8,499,266	148	122	(288,342)	n/a
Year 2 (Fiscal 2023)	1	1	3,502,160	(5,158,293)	44	102	(407,768)	n/a

Named Executive Officers, Footnote [Text Block]

Fiscal Year	CEO	Non-CEO NEOs

2023	Dustin Moskovitz	Tim Wan, Eleanor Lacey and Anne Raimondi
2022	Dustin Moskovitz	Tim Wan, Christopher Farinacci, Eleanor Lacey, and Anne Raimondi

Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the Standard & Poor’s (S&P) Information Technology Index, on a fixed investment of $100 over the Fiscal Year starting from the market close on the last trading day of Fiscal Year 2021 through the end of each applicable Fiscal Year in the table.
PEO Total Compensation Amount	$ 1	$ 1
PEO Actually Paid Compensation Amount	$ 1	1
Adjustment To PEO Compensation, Footnote [Text Block]
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the CEO and the average for the Non-CEO NEOs:

	Fiscal 2022		Fiscal 2023
	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs

Deduction for Awards Reported in the Summary Compensation Table ($)	0	(8,288,721)	0	(2,843,827)
Increase based on Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date ($)	0	1,063,787	0	440,564
Increase based on Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End ($)	0	5,159,361	0	1,063,956
Deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End ($)	0	2,474,667	0	(3,843,813)
Increase / deduction for Awards Granted during a Prior FY that Vested during Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date ($)	0	4,460,117	0	(3,477,334)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End ($)	0	(5,193,824)	0	0
Deduction for Change in Pension Value Reported in the Summary Compensation Table ($)	0	0	0	0
Increase for Service Cost for Pension Plans ($)	0	0	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date ($)	0	0	0	0
Total Adjustments ($)	0	(324,613)	0	(8,660,453)

Non-PEO NEO Average Total Compensation Amount	$ 3,502,160	8,823,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,158,293)	8,499,266
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the CEO and the average for the Non-CEO NEOs:

	Fiscal 2022		Fiscal 2023
	CEO	Average for Non-CEO NEOs	CEO	Average for Non-CEO NEOs

Deduction for Awards Reported in the Summary Compensation Table ($)	0	(8,288,721)	0	(2,843,827)
Increase based on Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date ($)	0	1,063,787	0	440,564
Increase based on Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End ($)	0	5,159,361	0	1,063,956
Deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End ($)	0	2,474,667	0	(3,843,813)
Increase / deduction for Awards Granted during a Prior FY that Vested during Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date ($)	0	4,460,117	0	(3,477,334)
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End ($)	0	(5,193,824)	0	0
Deduction for Change in Pension Value Reported in the Summary Compensation Table ($)	0	0	0	0
Increase for Service Cost for Pension Plans ($)	0	0	0	0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date ($)	0	0	0	0
Total Adjustments ($)	0	(324,613)	0	(8,660,453)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As discussed in the Compensation Discussion and Analysis, we pay our CEO $1 per year. His compensation is not variable, and bears no relation to the cumulative total stockholder return or net income of the Company, as reported in the table above.
As discussed in the Compensation Discussion and Analysis, the majority of our executives’ compensation (other than the CEO) is delivered in the form of company shares delivered as long-term awards with vesting periods and holding requirements. The ultimate value of these awards changes with changes in stock price. As detailed in the table above, in fiscal 2022, when stockholder returns were strongly positive (above the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above. In fiscal 2023, when stockholder returns were negative (below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned negative compensation as measured by Compensation Actually Paid in the table above.

Compensation Actually Paid vs. Net Income [Text Block]
As discussed in the Compensation Discussion and Analysis, we pay our CEO $1 per year. His compensation is not variable, and bears no relation to the cumulative total stockholder return or net income of the Company, as reported in the table above.
As discussed in the Compensation Discussion and Analysis, the majority of our executives’ compensation (other than the CEO) is delivered in the form of company shares delivered as long-term awards with vesting periods and holding requirements. The ultimate value of these awards changes with changes in stock price. As detailed in the table above, in fiscal 2022, when stockholder returns were strongly positive (above the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above. In fiscal 2023, when stockholder returns were negative (below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned negative compensation as measured by Compensation Actually Paid in the table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	As discussed above, we do not consider other financial or non-financial performance measures in determining the compensation actually paid to our CEO and other NEOs. As a result, we do not have a company selected measure and there is no relationship to disclose between the compensation actually paid to our NEOs and such measure.
Total Shareholder Return Vs Peer Group [Text Block]
As discussed in the Compensation Discussion and Analysis, we pay our CEO $1 per year. His compensation is not variable, and bears no relation to the cumulative total stockholder return or net income of the Company, as reported in the table above.
As discussed in the Compensation Discussion and Analysis, the majority of our executives’ compensation (other than the CEO) is delivered in the form of company shares delivered as long-term awards with vesting periods and holding requirements. The ultimate value of these awards changes with changes in stock price. As detailed in the table above, in fiscal 2022, when stockholder returns were strongly positive (above the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned positive compensation as measured by Compensation Actually Paid in the table above. In fiscal 2023, when stockholder returns were negative (below the cumulative total stockholder return of the Company’s peer group), and net income was negative, executives earned negative compensation as measured by Compensation Actually Paid in the table above.

Total Shareholder Return Amount	$ 44	148
Peer Group Total Shareholder Return Amount	102	122
Net Income (Loss)	$ (407,768,000)	$ (288,342,000)
PEO Name	Dustin Moskovitz	Dustin Moskovitz
Additional 402(v) Disclosure [Text Block]	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year.Represents the company’s TSR based on a fixed investment of $100 over the Fiscal Year starting from the market close on the last trading day of Fiscal Year 2021 through the end of each applicable Fiscal Year in the table.As discussed above, the variable portion of our executive compensation program is tied to long-term stockholder returns through equity awards, and changes in the value of awards during a particular fiscal year are driven by stockholder returns in that fiscal year. We did not consider other financial or non-financial performance measures in determining the fiscal 2023 compensation for our named executive officers. As a result, we have not included a tabular list of the most important financial measures.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,660,453)	(324,613)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,843,827)	(8,288,721)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	440,564	1,063,787
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,063,956	5,159,361
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,843,813)	2,474,667
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,477,334)	4,460,117
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(5,193,824)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0